COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Operating lease commitments
Less than 1 year	¥ 231,371,187
1 - 2 years	63,409,084
2 - 3 years	24,509,694
3 - 4 years	3,564,584
4 - 5 years	1,500,726
Thereafter	2,455,468
Total	326,810,743
Operating lease, rental expense
Rental expense	202,000,000	¥ 94,000,000
Capital commitments
Outstanding capital commitments	86,000,000
Guarantee
Guarantee arrangements	¥ 892,000,000